STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2019
Stock-based Compensation
STOCK-BASED COMPENSATION

On February 14, 2019, the Company granted 5,750,000 stock options to directors of the Company and 4,250,000 stock options to consultants, recording a fair value of $60,000. The options have an exercise price of US$0.006 and expire on February 14, 2027.